Subsequent Events (Details) $ in Thousands	Apr. 16, 2021 USD ($)
Hman Group holdings Inc and subsidiaries | Subsequent event | OzcoBuildingProductsMember | TermLoanMember
Long-term Line of Credit	$ 35,000